Financial Instruments (Effect of Derivative Instruments on Income and Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Gains (Losses) Recognized in OCI on Derivatives Before Tax Effect (Effective Portion)	$ 964	$ 898	$ 178
Gains Reclassified from AOCI into Income (Effective Portion)	1,404	175	95
Gains (Losses) Recognized in Income on Derivatives (Amount Excluded from Effectiveness Testing and Ineffective Portion)	(297)	(275)	(280)
Fair Value of Derivatives Not Designated as Hedging Instruments
Derivative Instruments, Gain (Loss) [Line Items]
Gains (Losses) Recognized in Income on Derivatives	199	239	122
Fair Value of Derivatives Not Designated as Hedging Instruments | Foreign exchange contracts | Other income (expense), net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (Losses) Recognized in Income on Derivatives	198	237	118
Fair Value of Derivatives Not Designated as Hedging Instruments | Interest rate contracts | Other income (expense), net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (Losses) Recognized in Income on Derivatives	1	2	4
Derivatives in Cash Flow Hedging Relationship | Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (Losses) Recognized in OCI on Derivatives Before Tax Effect (Effective Portion)	964	929	92
Derivatives in Cash Flow Hedging Relationship | Foreign exchange contracts | Revenues
Derivative Instruments, Gain (Loss) [Line Items]
Gains Reclassified from AOCI into Income (Effective Portion)	1,399	171	95
Derivatives in Cash Flow Hedging Relationship | Foreign exchange contracts | Other income (expense), net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (Losses) Recognized in Income on Derivatives (Amount Excluded from Effectiveness Testing and Ineffective Portion)	(297)	(279)	(280)
Derivatives in Cash Flow Hedging Relationship | Interest rate contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (Losses) Recognized in OCI on Derivatives Before Tax Effect (Effective Portion)	0	(31)	86
Derivatives in Cash Flow Hedging Relationship | Interest rate contracts | Other income (expense), net
Derivative Instruments, Gain (Loss) [Line Items]
Gains Reclassified from AOCI into Income (Effective Portion)	5	4	0
Gains (Losses) Recognized in Income on Derivatives (Amount Excluded from Effectiveness Testing and Ineffective Portion)	0	4	0
Derivatives in Fair Value Hedging Relationship | Other income (expense), net
Derivative Instruments, Gain (Loss) [Line Items]
Losses related to the amount excluded from effectiveness testing of the hedges	6	8	9
Derivatives in Fair Value Hedging Relationship | Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Total	(6)	(8)	(9)
Derivatives in Fair Value Hedging Relationship | Foreign exchange contracts | Other income (expense), net
Derivative Instruments, Gain (Loss) [Line Items]
Foreign exchange contracts	170	115	16
Hedged item	(176)	(123)	(25)
Derivatives in Fair Value Hedging Relationship | Interest rate contracts
Derivative Instruments, Gain (Loss) [Line Items]
Total	0	0	0
Derivatives in Fair Value Hedging Relationship | Interest rate contracts | Other income (expense), net
Derivative Instruments, Gain (Loss) [Line Items]
Interest rate contracts	(2)	0	0
Hedged item	$ 2	$ 0	$ 0